Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Fair value, financial liabilities measured on recurring basis

	Markets for Identical Assets	Other Observable Inputs	Significant Unobservable Inputs	Carrying Value as of September 30,
Description	(Level 1)	(Level 2)	(Level 3)	2014
Derivative liabilities - warrant instruments	$-	$-	$46,817,020	$46,817,020

	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2014
Derivative liabilities - warrant instruments	$-	$-	$25,586,933	$25,586,933

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2014
Derivative liabilities – warrant instruments	$-	$-	$25,586,933	$25,586,933

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2013
Derivative liabilities – warrant instruments	$-	$-	$4,089,284	$4,089,284
Derivative liabilities – Series A preferred stock	-	-	16,014,141	16,014,141
Total derivative liabilities	$-	$-	$20,103,425	$20,103,425

Fair value of the Company Level Three financial liabilities

	Significant Unobservable Inputs (Level 3)
	September 30,	September 30,
	2014	2013
Beginning balance	$(25,586,933)	$(17,639,614)
Change in fair value of derivative liabilities included in net loss	(26,114,720)	(1,016,373)
Initial valuation of derivative liabilities upon issuance of new derivatives	-	(1,447,438)
Transfer of fair value of derivative liabilities to additional paid-in capital upon exercise of warrants	4,884,633	-
Ending balance	$(46,817,020)	$(20,103,425)

	Significant Unobservable Inputs (Level 3)
	Six Month Ended June 30,	Year Ended December 31,	Year Ended December 31,
	2014	2013	2012
Beginning balance	$(20,103,425)	$(5,090,988)	$-
Change in fair value of derivative liabilities included in net loss for the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012, respectively	(7,954,970)	(12,877,675)	(3,688,353)
Additions– warrant instruments	(4,333,163)	(373,699)	(119,029)
Transfer of warrant instruments to additional paid in capital	6,804,625	-	-
Additions – conversion feature of Series A preferred stock	-	(1,761,063)	(1,283,606)
Ending balance	$(25,586,933)	$(20,103,425)	$(5,090,988)

Summary of anti-dilutive securities

	Three Months Ended September 30,
	2014	2013

Class A convertible preferred stock	3,337,309	-
Series A preferred stock	-	13 604,128
Common stock warrants	39,888,135	8,926,217
Common stock options	3,492,171	1,865,411
Total	46,717,615	24,396,756

	Six Month Ended June 30, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Class A convertible preferred stock	3,337,309	-	-
Series A preferred stock	-	136,041,275	8,503,503
Common stock warrants	43,144,557	89,265,160	4,.865,235
Common stock options	3,365,171	18,654,097	677,962
Total	49,847,037	243,960,532	14,046,700